Others	12 Months Ended
Dec. 31, 2019
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Others
39.	OTHERS

a.
Broadcom Corporation, Broadcom Singapore PTE, Ltd. and Broadcom Limited (collectively, “Broadcom”), have filed a request for arbitration, which the Group received in May 2019, with the American Arbitration Association in dispute over an indemnity clause within the Semiconductor Packaging Agreement (the “Agreement”) entered into by Broadcom and SPIL in September 2012. The Agreement stipulates that in the event the packaging products provided by SPIL infringe upon third party patent rights and cause Broadcom to suffer losses, SPIL must indemnify Broadcom for loss suffered. Based on the Agreement, Broadcom has requested that SPIL indemnify Broadcom in connection with the patent infringement between Broadcom and Tessera Technologies, Inc. As of the date that the consolidated financial statements were authorized for issue, such patent infringement proceeding was settled in the amount of US$5,000 thousand which was recognized under the line item of other operating income and expenses, net for the year end December 31, 2019.

b.
There were five employees and a waste disposal supplier of a subsidiary in China accused by China People’s Procuratorate ( the “Procuratorate”) for committing the crime of environmental pollution in 2018. During the trial, the Procuratorate claimed that the subsidiary should also be charged with corporate crime which caused the subsidiary received a change and addition indictment in October 2019. As of the date that the consolidated financial statements were authorized for issue, the trial proceeding is pending Procuratorate’s judgments and, therefore, the final results could not be reliably measured.

c.
On December 20, 2013, the Kaohsiung Environmental Protection Bureau (the “KEPB”) imposed an administrative fine of NT$102,014 thousand (the “Original Fine”) upon ASE for violation of the Water Pollution Control Act. After ASE sought administrative remedies against the Original Fine, the Original Fine has been revoked by final judgment of Supreme Administrative Court on June 8, 2017, and KEPB is ordered to refund the Original Fine to ASE. On December 27, 2019, KEPB refunded NT$55,062 thousand (US$1,841 thousand) to ASE. On February 10, 2020, KEPB re-imposed an administrative fine of NT$46,952 thousand (US$1,570 thousand) (the “New Fine”) upon ASE and offset the New Fine by the remaining amount which shall be refunded to ASE. Therefore, no additional payment that ASE should make for the New Fine. On March 12, 2020, ASE has filed an administrative appeal against the New Fine.

d.
In December 2019, USISH entered into an equity acquisition agreement with Financiere AFG S.A.S. (“FAFG”). USISH contemplates to pay approximately US$403,125 thousand (the final consideration will be adjusted according to the equity acquisition agreement) through USIFR and issue approximately its own 25,596 thousand new ordinary shares (at CNY12.81 per share) to acquire 100% shareholdings (79,848 thousand ordinary shares outstanding) of FAFG. The aforementioned transaction is still pending for the related authorities’ approval.